Founder Preferred Shares Dividend Reserve (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Equity, beginning balance	€ 2,556.7	€ 2,059.1	€ 1,852.6
Equity, ending balance	2,126.1	2,556.7	2,059.1
Founder preferred shares dividend reserve
Disclosure of classes of share capital [line items]
Equity, beginning balance	370.1	372.6	493.4
Settlement of dividend through share issue	(124.6)	(2.5)	(120.8)
Equity, ending balance	245.5	370.1	€ 372.6
Founder preferred shares dividend reserve | Founder Preferred shares
Disclosure of classes of share capital [line items]
Equity, beginning balance	370.1
Settlement of dividend through share issue	124.6
Equity, ending balance	€ 245.5	€ 370.1